Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 11,116,335	$ 20,083,457
Restricted cash	2,041,027	2,043,625
Accounts receivable - Net	2,562,309	2,804,341
Receivable from third parties	100,696	100,696
Recoverable income taxes	1,112,994	110,327
Creditable value added tax	160,132	107,223
Inventory	93,237	58,220
Other assets	691,057	348,122
Total current assets	17,877,787	25,656,011
NON-CURRENT ASSETS:
Investment in financial instruments		1,537,688
Land, furniture and equipment - Net	303,068	268,450
Invesment property - Net	12,758,949
Intangible assets, airport concessions and goodwill - Net	58,022,949	55,886,163
Investment accounted trough the equity method	283,108	288,440
Total assets	89,245,861	83,636,752
CURRENT LIABILITIES:
Bank loans	220,356	687,716
Short term debt	405,494	443,814
Lease liabilities	1,394,981	22,496
Income tax payable	423,644	1,821,426
Accounts payable and accrued expenses	3,458,705	2,911,554
Total current liabilities	5,903,180	5,887,006
NON-CURRENT LIABILITIES:
Bank loans	18,396,343	2,163,853
Long-term debt	8,464,370	10,064,073
Lease liabilities	6,720,103
Deferred income tax	3,278,190	3,852,813
Employee benefits obligations	77,309	56,382
Total liabilities	42,839,495	22,024,127
STOCKHOLDERS' EQUITY:
Capital stock	7,767,276	7,767,276
Capital reserves	2,542,227	25,733,425
Other comprehensive income	(788,686)	391,485
Retained earnings	29,987,071	20,320,736
Controlling interest	39,507,888	54,212,922
Non-Controlling interest	6,898,478	7,399,703
Total stockholders' equity	46,406,366	61,612,625
Total liabilities and stockholders' equity	$ 89,245,861	$ 83,636,752